Offerings - Offering: 1	Oct. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	1.62
Maximum Aggregate Offering Price	$ 4,050,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 352.35
Offering Note	Represents shares of common stock, par value $0.001 (the “Common Stock”), of Modular Medical, Inc. issuable under the Modular Medical, Inc. Amended and Restated 2017 Equity Incentive Plan, as amended (the “Plan”).

Also registered hereby are such additional and indeterminate number of shares of Common Stock as may be issuable under the Plan by reason of any stock split, stock dividend, recapitalization, combination of shares, exchange of shares, or other similar change affecting the outstanding Common Stock.

Estimated solely for the purpose of calculating the registration fee which was computed in accordance with Rule 457(c) and Rule 457(h)(1) under the Securities Act of 1933, as amended (the “Securities Act”), on the basis of the average of the high ($1.69) and low ($1.55) sales prices per share of the Common Stock as reported on The Nasdaq Stock Market LLC on October 27, 2026.